UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code:  828-758-6100

Date of fiscal year end:  October 31, 2011

Date of reporting period:  July 31, 2011

Item 1.  Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2011

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	1,2,3	7.875%	3/1/2004	$1,000,000	$948,174	$-
LEHMAN BROS HLDGS INC NIKKEI	1,2,3	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROS HLDGS INC EAFE	1,2,3	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROS MEDIUM TERM	1,2,3	0.000%	3/15/2011	2,500,000	2,500,000	-
EASTMAN KODAK		7.250%	11/15/2013	250,000	239,230	203,750.00
FED REPUBLIC OF BRAZIL		12.500%	1/5/2016	1,466,706	1,649,206	1,986,139

TOTAL INVESTMENTS IN FIXED INCOME				$9,216,706	$9,336,610	$2,189,889	1.96%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AMERICAN CENTURY HIGH YIELD BOND FUND INV GRADE	121,951.22	$750,000	$751,220
ARTIO GLOBAL HIGH INCOME FUND A	69,252.08	750,000	747,230
CALAMOS CONV OPPORTUNITIES & INCOME FUND	30,000.00	272,656	380,100
DOUBLELINE TOTAL RETURN BOND FUND N	72,919.67	810,000	808,679
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	739,742
FIDELITY HIGH INCOME FUND	82,599.12	750,000	751,652
FIDELITY SPARTAN US BOND INDEX ADVANTAGE	48,088.23	499,156	557,823
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	152,646
FRANKLIN TEMPLETON HARD CURRENCY FUND A	10,030.09	100,000	104,313
HARBOR BOND FD INSTL CL	37,052.73	462,048	460,565
HARBOR COMMODITY REAL RETURN ST INSTL	63,484.72	516,122	532,002
ISHARES BARCLAYS 20+ YR TREAS BOND	10,000.00	969,504	979,200
ISHARES BARCLAYS 3-7 YR TREAS BOND	8,750.00	981,443	1,043,788
ISHARES IBOXX $ INVESTMENT GRAD CORP BOND	7,500.00	792,634	842,775
JANUS TRITON FUND T SHARES	14,111.01	150,000	244,967
LOOMIS SAYLES BOND FUND INSTITUTIONAL	86,518.62	1,112,500	1,293,453
LOOMIS SAYLES GLOBAL BOND FUND INSTITUTIONAL	30,450.67	500,000	532,887
MANNING & NAPIER PRO BLEND CONSERVATIVE TERM S	9,745.13	130,000	129,318
METROPOLITAN WEST HIGH YIELD BOND M	69,962.69	750,000	746,502
METROPOLITAN WEST TOTAL RETURN BOND M	9,699.81	103,400	101,945
PAX WORLD HI YIELD BOND INDIVIDUAL INV	97,276.27	750,000	750,000
PERMANENT PORTFOLIO	2,976.58	136,000	147,668
PIMCO COMMODITY REAL RETURN STRAT A	169,988.62	1,400,000	1,536,697
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	208,875
PIMCO REAL RETURN INSTITUTIONAL	86,880.97	1,000,000	1,044,309
PIMCO FUNDS REAL RETURN D	10,290.26	116,509	123,689
PIMCO GLOBAL ADVANTAGE STRATEGY BOND INSTL	42,955.33	500,000	506,873
PIMCO GLOBAL MULTI-ASSET FUND D	66,391.40	735,000	804,000
PIMCO TOTAL RETURN FUND INSTITUTIONAL	122,128.55	1,249,375	1,355,627
POWERSHARES PREFERRED PORTFOLIO	5,000.00	66,915	70,300
TCW TOTAL RETURN BOND I	35,221.47	350,000	348,693

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,317	420,000
TEMPLETON GLOBAL INCOME FUND	60,000.00	538,362	649,200
THIRD AVENUE FOCUSED CREDIT INVESTOR	65,634.33	750,000	740,355
VANGUARD INTER-TERM INV-GRADE AD	137,375.29	1,150,552	1,390,238
WELLS FARGO ADVANTAGE HIGH INCOME INV	99,866.84	750,000	751,997
TOTAL BOND MUTUAL FUNDS		21,220,290	22,749,328	20.41%

STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
FAIRHOLME FUND	7,388.97	268,367	229,723
TILSON DIVIDEND FUND	17,642.91	250,000	242,414
TOTAL U.S. LARGE CAP EQUITIES		518,367	472,137	0.42%

INTERNATIONAL EQUITIES
Foreign Large Blend
LONGLEAF PARTNERS FDS INTL	10,012.52	160,000	155,294
SPDR S&P INTERNATIONAL DIVIDEND	3,000.00	171,015	167,123
VANGUARD INTL GROWTH FUND ADMIRAL SHARES	2,728.76	150,000	173,140
VANGUARD TOTAL INTERNATIONAL STOCK INDEX INV	7,075.47	105,000	113,844
		586,015	609,401	0.55%

Foreign Large Value
ISHARES INC MSCI CDA INDEX	10,000.00	202,749	309,400
OAKMARK INTERNATIONAL FUND I	10,063.26	175,000	196,737
THORNBURG INTERNATIONAL VALUE A	4,809.34	140,000	138,365
		517,749	644,502	0.58%

Diversified Emerging Markets
ISHARES TR MSCI EMERG MKTS INDEX	10,000.00	393,469	471,100
WESTERN ASSET EMERGING MKTS DEBT PORTFOLIO	15,000.00	284,411	288,900
		677,880	760,000	0.68%

Japan Stock
WISDOMTREE JAPAN HEDGED EQUITY	2,500.00	83,714	88,375
WISDOMTREE TRUST JAPAN SMALLCAP DIVIDEND	2,500.00	94,527	112,475
		178,241	200,850	0.18%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX	30,000.00	396,448	431,400
TEMPLETON DRAGON FD COM	11,000.00	318,692	338,800
		715,140	770,200	0.69%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX	6,000.00	294,472	423,420	0.38%

TOTAL INTERNATIONAL EQUITIES		2,969,497	3,408,373	3.06%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED	20,000.00	363,538	351,000	0.31%

Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECHNOLOGY INDEX	1,500.00	135,832	155,850	0.14%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
Utilities
REAVES UTILITY INCOME FUND		15,000.00	339,997	360,000
SECTOR SPDR TR SBI INT-UTILITIES		23,000.00	734,317	762,910
			1,074,314	1,122,910	1.01%

Large Cap Blend
POWERSHARES DIVIDEND ACHIEVERS		10,000.00	142,450	145,500
SOUND SHORE FUND		9,780.32	325,000	310,916
T. ROWE PRICE PERSONAL STRAT GROWTH		9,661.84	200,000	231,594
WISDOMTREE LARGE CAP DIVIDEND		5,000.00	212,308	239,200
YACKTMAN FUND INC		30,905.24	530,000	538,678
			1,409,758	1,465,888	1.31%

Financial
FRANKLIN INCOME FUND ADVIS		119,047.62	250,000	260,714
ISHARES S&P US PREFERRED STOCK INDEX		5,000.00	196,925	193,500
			446,925	454,214	0.41%

Precious Metals
MARKET VECTORS GOLD MINERS ETF		28,000.00	1,245,067	1,592,920
SPDR GOLD SHARES	3	10,000.00	969,550	1,582,900
			2,214,617	3,175,820	2.85%

Conservative Allocation
VANGUARD WELLESLEY INCOME FUND INV		20,045.04	422,892	449,209	0.40%

Moderate Allocation
FPA FUNDS TR FPA CRESCENT		36,462.15	1,005,000	1,002,344
MERGER FD SH BEN INT		10,069.23	160,000	161,511
OAKMARK EQUITY & INCOME FUND I		16,920.47	500,000	487,986
SEQUOIA FD INC COM		3,416.70	500,000	491,595
			2,165,000	2,143,436	1.92%

World Allocation
BLACKROCK GLOBAL ALLOCATION INV A		12,716.17	250,000	254,578
IVY ASSET STRATEGY FUND CL I		72,445.42	1,979,197	1,938,640
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		80,217.43	1,000,000	1,016,355
WINTERGREEN FD INC COM		34,013.61	500,000	505,782
			3,729,197	3,715,355	3.33%

TOTAL SPECIALTY FUNDS			11,962,073	13,033,682	11.69%

TOTAL STOCK MUTUAL FUNDS			15,449,937	16,914,192	15.17%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$36,670,227	$39,663,520	35.58%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2011

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
DEL MAR INDEX OPPORTUNITY ONSHORE	2, 3	$1,500,000	$1,813,730
ELLIOTT ASSOCIATES, LP	2, 3	2,000,000	2,757,461
GREENLIGHT MASTERS QUALIFIED LP	2, 3	2,500,000	2,590,479
HAYMAN CAPITAL PARTNERS LP	2, 3	2,500,000	2,468,825
LMC COMPASS FUND, LP	2, 3	1,500,000	2,138,924
RD LEGAL FUNDING PARTNERS, LP	2, 3	674,771	972,841
RIVERNORTH CAPITAL PARTNERS LP	2, 3	2,000,000	2,138,010
STARK INVESTMENTS LP	2, 3	501,482	1,457,687
STARK STRUCTURED ONSHORE FINANCE FUND LP	2, 3	671,300	759,794
WALNUT INVESTMENT PARTNERS LP	2, 3	235,567	35,291
TOTAL LIMITED PARTNERSHIPS		$14,083,120	$17,133,042	15.37%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	20,000.00	NINTENDO		$676,450	$399,000	0.36%

Consumer Services	10,000.00	COMPANHIA DE BEBIDAS DAS A		274,264	300,200	0.27%

Retailing	5,000.00	BEST BUY INC COM		173,475	138,000
	3,000.00	DOMINOS PIZZA INC COM	3	53,279	80,610
	1,500.00	PANERA BREAD CO CL A	3	158,138	173,025
				384,892	391,635	0.35%

Automobiles & Components	5,000.00	VISTEON CORP COM	3	348,145	313,500	0.28%

TOTAL CONSUMER DISCRETIONARY				1,683,751	1,404,335	1.26%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	CVS CAREMARK CORP COM		312,814	363,500
	5,000.00	FAMILY DOLLAR STORES INC COM		254,159	265,550
	15,000.00	WAL MART STORES INC COM		750,223	790,650
				1,317,196	1,419,700	1.27%

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC		182,250	263,000
	9,400.00	DIAGEO PLC SPONS ADR NEW		586,834	763,656
	5,000.00	GENERAL MILLS INC COM		169,738	186,750
	200.00	HERSHEY CO COM		8,819	11,288
	5,000.00	KRAFT FOODS INC CL A		153,450	171,900
	3,000.00	LORILLARD INC		225,645	318,660
	10,000.00	NESTLE S A SPONSORED ADR		396,899	637,500
	5,000.00	PHILIP MORRIS INTL INC COM		217,000	355,850
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	140,800
	2,000.00	SMUCKER J M CO COM NEW		121,939	155,840
				2,206,090	3,005,244	2.70%

Household & Personal Products	3,000.00	PROCTER & GAMBLE CO COM		195,916	184,470	0.17%

TOTAL CONSUMER STAPLES				3,719,202	4,609,414	4.13%

ENERGY	1,500.00	APACHE CORP COM		180,068	185,580
	10,000.00	ATLANTIC POWER CORP		142,030	156,100
	3,000.00	BP PRUDHOE BAY ROYALTY TRUST		256,047	336,030
	5,000.00	CONOCOPHILLIPS COM		262,561	359,950
	33,000.00	CPFL ENERGIA		590,654	953,370
	2,500.00	DEVON ENERGY CORP NEW COM		197,781	196,750
	500.00	ENCANA CORP COM		13,161	14,645
	2,500.00	ENERGY TRANSFER PRTNRS UNI		117,514	117,300
	4,000.00	ENSCO INTL		194,734	213,000
	17,440.00	ENTERPRISE PRODS PARTN COM		463,200	725,330
	5,004.00	EXXON MOBIL CORP COM		378,127	399,269
	7,000.00	KINDER MORGAN ENERGY UT LT		408,363	493,430
	194.00	KINDER MORGAN MANAGEMENT	3	7,936	11,884
	131,741.00	KINDER MORGAN MGMT FRACTIONAL	3	4	-

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

	15,000.00	LINN ENERGY LLC		270,792	600,450
	12,500.00	MARKWEST ENERGY PARTNERS L		159,043	579,500
	10,000.00	MLP & STRATEGIC EQUITY FUND		138,072	168,300
	6,000.00	ONEOK PARTNERS LP		155,009	255,000
	1,500.00	PEABODY ENERGY CORP COM		90,350	86,205
	2,500.00	PENN WEST PETROLEUM LTD		45,428	55,775
	4,000.00	PETROLEO BRASILEIRO SA SPON		153,427	135,880
	5,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	310,900
	5,000.00	SEADRILL LIMITED SHS		178,115	173,800
	5,000.00	TARGA RESOURCES PARTNERS		134,173	172,150
	8,000.00	TOTAL S A SPONSORED A		415,292	432,560
	9,000.00	TRANSMONTAIGNE LP		248,755	313,560
	3,000.00	TRANSOCEAN INC NEW SHARES		209,037	184,680
TOTAL ENERGY				5,654,948	7,631,398	6.85%

FINANCIALS
Banks	5,659.00	CAPITAL FEDERAL FINANCIAL		63,335	64,739	0.06%

Diversified Financials	4,500.00	BERKSHIRE HATHAWAY INC CLASS B	3	331,206	333,765
	2,500.00	NYSE EURONEXT		76,995	83,650
				408,201	417,415	0.37%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM		370,003	411,600
	2,000.00	VENTAS INC		91,107	108,260
				461,110	519,860	0.47%

Financial	3,000.00	AMERICAN EXPRESS CO COM		132,042	150,120
	6,000.00	ANNALY MORTGAGE MGMT INC COM		106,181	100,680
	12,000.00	ANWORTH MORTGAGE ASSET COM		81,060	83,160
	3,000.00	FIFTH STREET FINANCE CORP COM		41,103	31,560
	2,000.00	IBERIABANK CORP		115,213	101,940
	20,000.00	PROSPECT CAPITAL CORP COM		241,426	186,000
				717,025	653,460	0.59%

TOTAL FINANCIALS				1,649,671	1,655,474	1.49%

HEALTH CARE
Health Care Equipment & Services	1,500.00	AMEDISYS INC COM	3	48,965	38,790
	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	76,620
	50.00	LABORATORY CORP AMER HLDGS	3	3,536	4,538
	5,500.00	VARIAN MEDICAL SYSTEMS	3	215,449	345,180
				325,500	465,128	0.42%

Pharmaceuticals & Biotechnology	5,500.00	AMGEN INC COM		293,069	300,850
	10,000.00	ASTRAZENECA PLC SPONS ADR		454,761	485,100
	6,000.00	CUBIST PHARMACEUTICALS	3	156,210	203,820
	10,000.00	GLAXOSMITHKLINE PLC SPONSO		306,136	444,200
	500.00	IMMUNOGEN INC COM	3	5,722	6,765
	12,500.00	JOHNSON & JOHNSON COM		772,601	809,875
	20,000.00	MERCK & CO INC COM		697,642	682,600
	52,500.00	PFIZER INC COM		947,379	1,010,572

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

	5,000.00	SANOFI SPONS ADR		178,574	193,750
	500.00	SEATTLE GENETICS INC COM	3	8,040	8,515
	1,000.00	TEVA PHARMACEUTICAL INDS ADR		50,285	46,640
				3,870,419	4,192,687	3.76%

TOTAL HEALTH CARE				4,195,919	4,657,815	4.18%

INDUSTRIALS
Capital Goods	3,000.00	EMBRAER SA ADR (EMPRESA)		99,154	88,560
	11,500.00	NORTHROP GRUMMAN CORP		626,139	695,865
	1,000.00	RAYTHEON CO COM NEW		49,982	44,730
	1,000.00	SIEMENS A G SPONSORED ADR		131,858	127,290
				907,133	956,445	0.86%

Commercial Services & Supplies	4,000.00	PAYCHEX, INC		124,098	112,920
	2,500.00	STERICYCLE INC COM	3	222,731	205,300
	500.00	WASTE MGMT INC DEL COM		17,412	15,745
				364,241	333,965	0.30%

Transportation	50,000.00	NAVIOS MARITIME HOLDINGS COM		226,523	215,500
	2,000.00	NORFOLK SOUTHERN CORP COM		146,659	151,400
				373,182	366,900	0.33%

TOTAL INDUSTRIALS				1,644,556	1,657,310	1.49%

INFORMATION TECHNOLOGY
Software & Services	38,500.00	MICROSOFT CORP COM		941,187	1,054,900
	6,000.00	ORACLE CORP COM		151,859	183,480
				1,093,046	1,238,380	1.11%

Technology Hardware & Equipment	500.00	APPLE COMPUTER INC COM		184,100	195,240
	24,700.00	CISCO SYSTEMS INC COM		511,139	394,459
	3,000.00	CORNING INC COM		68,320	47,730
	25,000.00	DELL COMPUTER CORP COM	3	360,652	406,000
	1,300.00	INTERNATIONAL BUS. MACHINES		182,478	236,405
	1,500.00	QUALCOMM INC COM		87,831	82,170
	500.00	WESTERN DIGITAL CORP COM	3	17,318	17,230
				1,411,838	1,379,234	1.24%

Semiconductors &	21,500.00	INTEL CORP COM		447,787	480,095
Semiconductor Equipment	4,000.00	XILINX INC COM		110,780	128,400
				558,567	608,495	0.55%

TOTAL INFORMATION TECHNOLOGY				3,063,451	3,226,109	2.89%

TELECOMMUNICATION SERVICES	4,000.00	AMERICA MOVIL SA DE CV SPO		104,382	103,200
	3,000.00	AT&T CORP COM		84,047	87,780
	2,500.00	BCE INC COM	3	99,660	95,425
	10,000.00	CHINA MOBILE LIMITED ADR		505,056	498,300
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	99,110
	25,000.00	PARTNER COMMUNICATIONS		398,034	361,750

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

	20,500.00	SK TELECOM LTD SPONSORED A	352,940	326,360
	3,000.00	TELECOM ARGENTINA SA	78,209	75,870
	20,000.00	TELECOMUNCA DE SAO PAULO	470,185	634,400
	12,500.00	TELEFONICA S A SPONSORED A	270,530	279,000
	20,000.00	VODAFONE GROUP	449,000	562,000
TOTAL TELECOMMUNICATION SERVICES			2,914,726	3,123,195	2.80%

UTILITIES	10,000.00	CLP HOLDINGS	75,321	92,373
	10,000.00	COMPANHIA ENERGETICA SP ADR	174,849	193,000
	32,500.00	DUKE ENERGY CORP COM	492,770	604,500
	2,500.00	ENERSIS	49,538	54,475
	2,500.00	ONEOK INC NEW COM	107,538	181,975
	5,000.00	PROGRESS ENERGY	222,425	233,700
	17,500.00	SOUTHERN CO COM	628,940	691,950
	5,000.00	TECO ENERGY INC COM	91,674	92,650
TOTAL UTILITIES			1,843,055	2,144,623	1.92%

TOTAL INVESTMENTS IN COMMON STOCKS			$26,369,279	$30,109,673	27.01%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ISHARES BARCLAYS 20+ YR TREAS BOND CALL OPTION, $100 EXP 9/17/11	3	500.00	$60,262	$62,500
SEATTLE GENETICS CALL OPTION, $17.50 EXP 09/17/11	3	5.00	884	475
TOTAL INVESTMENT IN CALL OPTIONS			$61,146	$62,975	0.06%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
CITIGROUP CAPITAL XI		10,500	$245,745	$241,500
COMCAST CORP 7% PFD		10,000	228,661	254,300
LEARNINGSTATION.COM	2, 3	1,224,661	500,000	-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$974,406	$495,800	0.44%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2011

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$21,854,356	$21,854,356	19.60%

TOTAL INVESTMENTS - MARKET VALUE			$111,509,255	100.03%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(30,396)	-0.03%

TOTAL NET ASSETS			$111,478,859	100.00%

1In default
2Market value determined by the Fund's Board of Directors
3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

LIABILITIES:
CALL OPTIONS:
AMERICA MOVIL CALL OPTION, $30 EXP 8/20/11	3	(40.00)	(2,809)	(200)
AMERICAN EXPRESS CALL OPTION, $55 EXP 10/22/11	3	(30.00)	(4,184)	(2,190)
AMERISOURCEBERGEN CALL OPTION, $40 EXP 8/20/11	3	(20.00)	(2,269)	(800)
APPLE INC. CALL OPTION, $390 EXP 10/22/11	3	(5.00)	(7,035)	(12,000)
BERKSHIRE HATHAWAY CALL OPTION, $80 EXP 9/17/11	3	(15.00)	(1,702)	(810)
CISCO SYSTEMS CALL OPTION, $18 EXP 11/19/11	3	(50.00)	(1,122)	(2,100)
COMPANHIA DE BEBIDAS CALL OPTION, $34 EXP 10/22/11	3	(50.00)	(3,923)	(1,500)
CORNING INC CALL OPTION, $24 EXP 8/20/11	3	(30.00)	(1,844)	(30)
DEVON ENERGY CALL OPTION, $90 EXP 10/22/11	3	(20.00)	(2,569)	(1,780)
DOMINOS PIZZA CALL OPTION, $20 EXP 9/17/11	3	(20.00)	(1,819)	(12,000)
EXXON MOBIL CALL OPTION, $87.50 EXP 10/22/11	3	(30.00)	(2,669)	(1,740)
GENERAL MILLS CALL OPTION, $40 EXP 10/22/11	3	(30.00)	(943)	(1,080)
LORILLARD INC CALL OPTION, $110 EXP 9/17/11	3	(30.00)	(5,528)	(8,190)
MARKET VECTORS GOLD MINERS CALL OPTION, $65 EXP 9/17/11	3	(40.00)	(5,858)	(1,840)
MARKET VECTORS GOLD MINERS CALL OPTION, $67 EXP 12/17/11	3	(40.00)	(10,133)	(5,120)
MICROSOFT CORP CALL OPTION, $29 EXP 10/22/11	3	(50.00)	(2,073)	(3,150)
NORFOLK SOUTHERN CALL OPTION, $80 EXP 9/17/11	3	(20.00)	(1,569)	(2,200)
NORTHROP GRUMMAN CALL OPTION, $67.50 EXP 8/20/11	3	(15.00)	(1,702)	(180)
NYSE EURONEXT CALL OPTION, $40 EXP 9/17/11	3	(25.00)	(3,461)	(300)
ORACLE CORP CALL OPTION, $35 EXP 9/17/11	3	(20.00)	(2,209)	(440)
PANERA BREAD CALL OPTION, $130 EXP 8/20/11	3	(5.00)	(2,285)	(100)
PANERA BREAD CALL OPTION, $135 EXP 8/20/11	3	(10.00)	(4,614)	(130)
PEABODY ENERGY CALL OPTION, $65 EXP 9/17/11	3	(10.00)	(1,714)	(800)
QUALCOMM INC CALL OPTION, $65 EXP 10/22/11	3	(10.00)	(844)	(330)
RAYTHEON CO CALL OPTION, $50 EXP 8/20/11	3	(10.00)	(1,465)	(40)
SIEMENS A G CALL OPTION, $150 EXP 10/22/11	3	(10.00)	(4,931)	(1,100)
STERICYCLE INC CALL OPTION, $100 EXP 11/19/11	3	(20.00)	(3,569)	(1,000)
STERICYCLE INC CALL OPTION, $95 EXP 8/20/11	3	(5.00)	(1,210)	(50)
TEVA PHARMACEUTICAL CALL OPTION, $57.50 EXP 9/17/11	3	(10.00)	(885)	(30)
VARIAN MEDICAL SYSTEMS CALL OPTION, $75 EXP 8/20/11	3	(30.00)	(4,304)	(450)
WESTERN DIGITAL CALL OPTION, $42 EXP 10/22/11	3	(5.00)	(495)	(305)
			(91,735)	(61,985)	-0.06%

PUTS
AMAZON COM INC PUT OPTION, $140 EXP 10/22/11	3	(20.00)	(14,269)	(780)
AMAZON PUT OPTION, $145 EXP 10/22/11	3	(20.00)	(21,779)	(1,040)
AMTECH SYSTEMS INC PUT OPTION, $17.50 EXP 11/19/11	3	(50.00)	(7,673)	(10,000)
AMTECH SYSTEMS INC PUT OPTION, $20 EXP 8/20/11	3	(10.00)	(1,585)	(2,300)
APPLE INC PUT OPTION, $290 EXP 10/22/11	3	(15.00)	(26,901)	(2,100)
APPLE INC PUT OPTION, $310 EXP 10/22/11	3	(5.00)	(9,435)	(1,245)
APPLE INC PUT OPTION, $325 EXP 10/22/11	3	(10.00)	(23,984)	(3,800)
APPLE INC PUT OPTION, $290 EXP 1/21/12	3	(10.00)	(16,934)	(5,050)

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

LIABILITIES:
BANK OF AMERICA PUT OPTION, $7.50 EXP 1/21/12	3	(400.00)	(11,863)	(13,600)
BEST BUY INC PUT OPTION, $25 EXP 1/21/12	3	(125.00)	(15,432)	(20,250)
CISCO SYSTEMS PUT OPTION, $17 EXP 10/22/11	3	(250.00)	(20,113)	(39,500)
CLIFFS NATURAL RESOURCES PUT OPTION, $82.50 EXP 10/22/11	3	(30.00)	(8,233)	(12,000)
CORNING PUT OPTION, $20 EXP 8/20/11	3	(75.00)	(6,509)	(30,375)
CVS CAREMARK PUT OPTION, $30 EXP 8/20/11	3	(100.00)	(13,345)	(500)
DELL COMPUTER PUT OPTION, $12 EXP 8/20/11	3	(50.00)	(2,923)	(100)
DUKE ENERGY PUT OPTION, $17.50 EXP 1/21/12	3	(100.00)	(5,096)	(6,000)
FAMILY DOLLAR PUT OPTION, $40 EXP 1/21/12	3	(50.00)	(15,422)	(1,500)
GT ADVANCED TECH PUT OPTION, $10 EXP 9/17/11	3	(50.00)	(6,298)	(750)
ISHARES MSCI JAPAN INDEX PUT OPTION, $8 EXP 1/21/12	3	(500.00)	(21,242)	(2,500)
ISHARES MSCI JAPAN INDEX PUT OPTION, $9 EXP 9/17/11	3	(500.00)	(31,217)	(1,500)
NAVIOS MARITIME PUT OPTION, $5 EXP 9/17/11	3	(500.00)	(32,332)	(35,000)
NETEASE COM PUT OPTION, $40 EXP 9/17/11	3	(15.00)	(3,755)	(675)
VALE S A PUT OPTION, $31 EXP 9/17/11	3	(30.00)	(5,204)	(2,430)
VISTEON CORP PUT OPTION, $60 EXP 9/17/11	3	(50.00)	(12,673)	(7,750)
VISTEON CORP PUT OPTION, $65 EXP 9/17/11	3	(50.00)	(22,422)	(20,000)
WALTER ENERGY PUT OPTION, $90 EXP 9/17/11	3	(20.00)	(11,769)	(1,140)
WENDY'S/ARBY'S PUT OPTION, $4 EXP 8/20/11	3	(500.00)	(14,227)	(2,500)
			(382,634)	(224,385)	-0.20%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(474,369)	$(286,370)	-0.26%

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2011

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.      Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.      Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.      Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2011

D.      Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law.  Tax returns for all years 2006 and thereafter are subject to possible future examinations by tax authorities.

E.      Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.      Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G.      Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

H.      Fair Value Measurements – The Fund applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy:

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2011

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,189,889	$-	$-	$2,189,889
Mutual Funds
Bond Mutual Funds	22,749,328	-	-	22,749,328
Stock Mutual Funds	16,914,192	-	-	16,914,192
Other Investments
Limited Partnerships	-	-	17,133,042	17,133,042
Warrants	-	-	-	-
Common Stocks
Common Stocks – Publicly Traded	30,109,673	-	-	30,109,673
Call Options	990	-	-	990
Put Options	(224,385)	-	-	(224,385)
Preferred Stocks	495,800	-	-	495,800
Short-term Investments	21,854,356	-	-	21,854,356
Total Investments	$94,089,843	$-	$17,133,042	$111,222,885

The table below presents a reconciliation for the period ended July 31, 2011 for all Level 3 assets that are measured at fair value on a recurring basis.

			Realized &		Net
	Balance	Accrued	Unrealized	Net	Transfers	Balance
	as of	Discounts/	Gains &	Purchases/	in (out of)	as of
Level 3 Assets	10/31/2010	Premiums	Losses	Sales	Level 3	7/31/2011
Other Investments
Limited Partnerships	$13,312,408	-	$792,182	$3,028,452	$-	$17,133,042
Common Stocks
Common Stocks - Affiliate	63,831	-	(670)	-	(63,161)	-
Total Investments	$13,376,239	$-	$791,512	$3,028,452	$(63,161)	$17,133,042

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2011

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2011, were as follows:

Gross appreciation (excess of value over tax cost)	$11,374,062
Gross depreciation (excess of tax cost over value)	(9,213,951)
Net unrealized appreciation	$2,160,111
Cost of investments for income tax purposes	$109,349,144

4.	CALL OPTIONS WRITTEN

As of July 31, 2011, portfolio securities valued at $6,678,525 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the nine months ended July 31, 2011 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2010	500	$46,566
Options written	1,974	300,197
Options terminated in closing purchase transactions	(880)	(142,825)
Options expired	(648)	(82,013)
Options exercised	(241)	(30,190)
Options outstanding at July 31, 2011	705	$91,735

5.	IMPAIRED SECURITIES

Selected securities at the end of the nine months have significant investment impairment issues. These selected securities have an aggregate cost basis of $7,948,174 and have been assigned no value at July 31, 2011.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 2, 2011

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
September 2, 2011